Cash and cash equivalents - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Interest income on deposits	€ 4,200,000
Restricted cash and cash equivalents	€ 0	€ 0	€ 0